Income Taxes (Tables)	12 Months Ended
Jun. 27, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Income tax expense for fiscal 2015, fiscal 2014, and fiscal 2013 consisted of the following:

(In millions)	For the fiscal year ended June 27, 2015	For the fiscal year ended June 28, 2014	For the fiscal year ended June 29, 2013
Current income tax expense:
Federal	$40.7	$12.8	$16.1
State	5.5	3.3	1.0

Total current income tax expense	46.2	16.1	17.1

Deferred income tax expense (benefit):
Federal	(7.5)	(1.6)	(8.1)
State	1.4	0.2	2.1

Total deferred income tax benefit	(6.1)	(1.4)	(6.0)

Total income tax expense, net	$40.1	$14.7	$11.1

Schedule of Effective Income Tax Rate from Continuing Operation

Actual income tax benefit differs from the amount computed by applying the applicable U.S. federal corporate income tax rate of 35% to earnings before income taxes as follows:

(In millions)	For the fiscal year ended June 27, 2015	For the fiscal year ended June 28, 2014	For the fiscal year ended June 29, 2013
Federal income tax expense computed at statutory rate	$33.8	$10.6	$6.8
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal income tax benefit	4.2	2.0	1.9
Non-deductible expenses	2.2	2.4	2.3
Tax credits	(0.3)	(0.1)	(0.1)
Provision to return	0.2	—	—
Change in uncertain tax positions	0.2	(0.4)	0.1
Change in valuation allowance for deferred tax assets	(0.2)	0.2	—
Other, net	—	—	0.1

Total income tax expense, net	$40.1	$14.7	$11.1

Schedule of Significant Deferred Tax Assets and Liabilities

Temporary differences and carry-forwards that created significant deferred tax assets and liabilities were as follows:

(In millions)	As of June 27, 2015	As of June 28, 2014
Deferred tax assets:
Allowance for doubtful accounts	$3.7	$3.7
Inventories	4.5	4.3
Accrued employee benefits	8.4	5.2
Self-insurance reserves	3.5	4.5
Net operating loss carry-forwards	6.1	8.1
Stock options	2.5	2.1
Deferred rent	1.2	1.5
Other comprehensive income	2.9	3.6
Other assets	4.0	5.7

Total gross deferred tax assets	36.8	38.7
Less: Valuation allowance	—	0.3

Total net deferred tax assets	36.8	38.4

Deferred tax liabilities:
Property, plant, and equipment	66.2	74.1
Basis difference in intangible assets	46.1	44.0
Prepaid expenses	7.3	6.0
Other	—	2.3

Total deferred tax liabilities	119.6	126.4

Total net deferred income tax liability	$82.8	$88.0

Summary of Activity Related to Unrecognized Tax Benefits

The following table summarizes the activity related to unrecognized tax benefits:

(In millions)
Balance as of June 30, 2012	$6.0
Increases due to current year positions	0.3
Expiration of statutes of limitations	(0.5)

Balance as of June 29, 2013 Increases due to current year positions	5.8 0.4
Expiration of statutes of limitations	(5.5)

Balance as of June 28, 2014	0.7
Increases due to current year positions	0.2
Expiration of statutes of limitations	—

Balance as of June 27, 2015	$0.9